VegTech Plant-based Innovation & Climate ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Advanced Materials-Production - 0.5%
Ultrafabrics Holdings Co. Ltd.	4,600	$26,011

Agricultural Operations - 11.7%
Dole PLC	13,478	183,570
Fresh Del Monte Produce, Inc.	8,004	244,042
Limoneira Co.	8,740	201,544
Village Farms International, Inc. (a)	49,312	38,957
		668,113

Athletic Footwear - 7.4%
On Holding AG - Class A (a)	6,992	418,681

Auto-Cars/Light Trucks - 2.6%
Tesla, Inc. (a)	368	148,893

Beverages-Non-alcoholic - 12.4%
Celsius Holdings, Inc. (a)	897	22,407
Lassonde Industries, Inc. - Class A	713	89,324
Vita Coco Co., Inc. (a)	7,383	276,419
Vitasoy International Holdings Ltd.	276,000	317,022
		705,172

Beverages-Wine/Spirits - 0.1%
MGP Ingredients, Inc.	207	7,479

Brewery - 5.0%
Anheuser-Busch InBev SA/NV - ADR	2,047	100,672
Molson Coors Beverage Co. - Class B	3,335	182,591
		283,263

Chemicals-Fibers - 0.4%
Lenzing AG (a)	897	23,264

Chemicals-Specialty - 13.6%
Givaudan SA	23	100,687
International Flavors & Fragrances, Inc.	1,449	126,194
Novonesis (Novozymes) B - Class B	2,921	167,789
Sensient Technologies Corp.	5,037	380,344
		775,014

Containers-Paper/Plastic - 1.3%
SIG Group AG	3,358	73,299

Cosmetics & Toiletries - 2.7%
e.l.f. Beauty, Inc. (a)	1,518	151,663

Food-Canned - 3.7%
Seneca Foods Corp. - Class A (a)	2,852	207,939

Food-Misc/Diversified - 22.9%
Beyond Meat, Inc. (a)	2,001	7,924
Corbion NV	5,106	119,711
Ingredion, Inc.	2,967	404,817
Lamb Weston Holdings, Inc.	1,449	86,853
McCormick & Co., Inc./MD	3,496	269,996
Oatly Group AB - ADR (a)	29,049	17,900
SunOpta, Inc. (a)	31,326	229,620
Tate & Lyle PLC	19,757	161,065
Valsoia SpA	713	7,471
		1,305,357

Food-Retail - 1.9%
Laird Superfood, Inc. (a)	14,536	109,747

Food-Wholesale-Distribribution - 3.8%
Mission Produce, Inc. (a)	18,285	217,409

Footwear & Related Apparel - 1.8%
Crocs, Inc. (a)	1,012	103,295

Investment Companies - 0.3%
Agronomics Ltd. (a)	356,408	17,013

Machinery-Farm - 1.5%
Kubota Corp.	6,900	86,820

Machinery-Pumps - 3.9%
Xylem, Inc./NY	1,771	219,675
TOTAL COMMON STOCKS (Cost $4,809,965)		5,548,107

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
WisdomTree Floating Rate Treasury Fund	1,173	59,072
TOTAL EXCHANGE-TRADED FUNDS (Cost $58,996)		59,072

SHORT-TERM INVESTMENTS - 1.4%		Value
Money Market Funds - 1.4%	Shares
First American Government Obligations Fund - Class X, 4.32% (b)	77,979	77,979
TOTAL SHORT-TERM INVESTMENTS (Cost $77,979)		77,979

TOTAL INVESTMENTS - 99.9% (Cost $4,946,940)		5,685,158
Other Assets in Excess of Liabilities - 0.1%		3,812
TOTAL NET ASSETS - 100.0%		$5,688,970

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

VegTech Plant-based Innovation & Climate ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,548,107	$–	$–	$5,548,107
Exchange-Traded Funds	59,072	–	–	59,072
Money Market Funds	77,979	–	–	77,979
Total Investments	$5,685,158	$–	$–	$5,685,158

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of January 31, 2025
(% of Net Assets)

United States	$3,735,902	65.6%
Switzerland	592,667	10.5
Hong Kong	317,022	5.6
Ireland	183,570	3.2
Denmark	167,789	2.9
United Kingdom	161,065	2.8
Canada	128,281	2.3
Netherlands	119,711	2.1
Japan	112,831	2.0
Belgium	100,672	1.8
Austria	23,264	0.4
Sweden	17,900	0.3
Isle of Man	17,013	0.3
Italy	7,471	0.1
Other Assets in Excess of Liabilities	3,812	0.1
	$5,688,970	100.0%